INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAXES
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation between the reported income tax expense and income tax computed by applying the statutory income tax rate
Income taxes at PRC statutory income tax rate of 25%	$ (31,720)	¥ (218,090)	¥ 159,136	¥ 262,954
Differential tax rates for non-PRC entities	(63)	(439)	2,053	2,497
Preferential income tax rate inside the PRC	(1,003)	(6,896)	(127,602)	(177,256)
Change in the beginning-of-the-year balance of the valuation allowance due to a change in judgment about the realizability of deferred tax assets in future years	3,027	20,811	55,541
Current year change of valuation allowance on deferred tax assets	11,913	81,907	27,757
Distribution tax on PRC earnings			30,000	10,000
Non-deductible share-based compensation expense	981	6,748	42,429	40,953
Tax savings from additional deductions on certain research and development expenses	(2,674)	(18,386)	(8,117)	(6,457)
Taxable/(non-taxable) gain on disposal of subsidiaries	79	541	(8,869)
Non-deductible loss on goodwill impairment	18,362	126,250
Other, net	1,248	8,582	(2,772)	(7,261)
Total income tax expense	$ 150	¥ 1,028	¥ 169,556	¥ 125,430
Effective tax rate	(0.10%)	(0.10%)	27.00%	12.00%